Vanguard Tax-Managed Capital Appreciation Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Tax-Managed Capital Appreciation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Index (the “Target Index”), which is made up of common stocks of large- and mid-capitalization U.S. companies. The Fund uses statistical methods to sample the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates other characteristics and the performance of the Target Index, while seeking to achieve capital gains and income tax efficiency.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.